Exhibit 99.1

Report of Independent Accountants on Applying Agreed-Upon Procedures

CoreVest Purchaser 2, LLC (“CoreVest”)
CoreVest American Finance Depositor LLC (the “Depositor”)
Wells Fargo Securities, LLC
Morgan Stanley & Co. LLC
Goldman Sachs & Co. LLC
(collectively, the “Specified Parties”)

Re:        CoreVest American Finance 2022-1 Trust (the “Issuing Entity”)
Mortgage Pass-Through Certificates (the “Certificates”)
Mortgage Loan and Sample Property Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loans and certain Mortgaged Properties (both as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Issuing Entity’s securitization transaction as of 10 June 2022.  This report may not be suitable for any other purpose.  The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes.  The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report.  No other party acknowledged the appropriateness of the procedures.  Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, CoreVest, on behalf of the Depositor, provided us with:
a.	Certain electronic data files containing information relating to the Mortgage Loans (the “Mortgage Loan Data Files”) that are described in Attachment A,
b.
Certain electronic data files containing information relating to the Mortgaged Properties (the “Property Data Files,” together with the Mortgage Loan Data Files, the “Data Files”) that are described in Attachment A,

c.	Electronic copies of the files for the Mortgage Loans and certain Mortgaged Properties which contain copies of:
i.	Various source documents relating to the Mortgage Loans (the “Mortgage Loan Source Documents”) and
ii.
Appraisal or desktop review reports (collectively, the “Appraisals”), broker price opinions (the “BPOs”) and building and unit description reports (the “Building and Unit Description Reports,” together with the Appraisals and BPOs, the “Property Source Documents”) relating to certain Mortgaged Properties,

d.
An electronic data file labeled “MSA List by Zip Code v7.xlsx” (the “MSA Support File,” together with the Property Source Documents, the “Property Sources”) which contains metropolitan statistical area information for certain zip codes,

e.
A schedule (the “Property Sampling Schedule”), certain information from which is shown on Exhibit 2 to Attachment A, that CoreVest, on behalf of the Depositor, indicated contains a list of loan identification numbers (each, a “Loan ID”) corresponding to certain fixed-rate mortgage loans,

f.
A list of characteristics on the Property Data Files (the “Property Sample Characteristics”), which are described in Attachment A, that CoreVest, on behalf of the Depositor, instructed us to compare to information contained in the Property Sources,

g.
A list of characteristics on the Mortgage Loan Data Files (the “Compared Mortgage Loan Characteristics”), which are listed on Exhibit 5 to Attachment A, that CoreVest, on behalf of the Depositor, instructed us to compare to information contained in the Mortgage Loan Source Documents,

h.
A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that CoreVest, on behalf of the Depositor, instructed us to recalculate using information on the Data Files,

i.
A list of characteristics on the Mortgage Loan Data Files (the “Provided Mortgage Loan Characteristics”), which are listed on Exhibit 6 to Attachment A, on which CoreVest, on behalf of the Depositor, instructed us to perform no procedures,

j.	A draft of the preliminary confidential offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
k. Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A.  The Depositor is responsible for the Subject Matter, Data Files, Mortgage Loan Source Documents, Property Sources, Property Sampling Schedule, Property Sample Characteristics, Compared Mortgage Loan Characteristics, Recalculated Characteristics, Provided Mortgage Loan Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files.  We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Mortgage Loan Source Documents, Property Sources, Property Sampling Schedule, Provided Mortgage Loan Characteristics, Draft Preliminary Offering Circular or any other information provided to us by CoreVest, on behalf of the Depositor, upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loans and Mortgaged Properties, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by CoreVest, on behalf of the Depositor, that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”).  An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed.  We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originator(s) of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.
Any other factor or characteristic of the Mortgage Loans or Mortgaged Properties would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA.  Independence requirements for agreed‑upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties.  It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

10 June 2022

Attachment A Page 1 of 10

Background

For the purpose of the procedures described in this report, CoreVest, on behalf of the Depositor, indicated that:
a.	The primary assets of the Issuing Entity will be 82 fixed-rate mortgage loans (the “Mortgage Loans”) and
b.	The Mortgage Loans are secured by first liens on 1,794 mortgaged properties (the “Mortgaged Properties”) which consist of:
i.	1,269 single-family residential properties,
ii.	210 2-4 unit residential properties,
iii.	31 townhomes,
iv.	202 condominiums,
v.	72 multifamily properties and
vi.	10 mixed use properties.

Procedures performed and our associated findings

1.	CoreVest, on behalf of the Depositor, provided us with electronic data files:
a.
Labeled “Active Term Data Tape 2022-1 v24 - Sent to EY.xlsm” and the corresponding record layout and decode information (“Preliminary Property Data File 1”) that CoreVest, on behalf of the Depositor, indicated contains information relating to 407 mortgaged properties (the “Preliminary Properties 1”) that secure 22 mortgage loans (the “Preliminary Mortgage Loans 1”),

b.
Labeled “Active Term Data Tape 2022-1 v41 - Sent to EY.xlsm” and the corresponding record layout and decode information (“Preliminary Property Data File 2”) that CoreVest, on behalf of the Depositor, indicated contains information relating to 821 mortgaged properties (the “Preliminary Properties 2”) that secure 43 mortgage loans (the “Preliminary Mortgage Loans 2”),

c.
Labeled “Active Term Data Tape 2022-1 v58 - Sent to EY.xlsm” and the corresponding record layout and decode information (“Preliminary Property Data File 3”) that CoreVest, on behalf of the Depositor, indicated contains information relating to 1,559 mortgaged properties (the “Preliminary Properties 3”) that secure 71 mortgage loans (the “Preliminary Mortgage Loans 3”),

d.
Labeled “Active Term Data Tape 2022-1 v68 - sent to EY.xlsm” and the corresponding record layout and decode information (“Preliminary Property Data File 4”) that CoreVest, on behalf of the Depositor, indicated contains information relating to 1,661 mortgaged properties (the “Preliminary Properties 4”) that secure 73 mortgage loans (the “Preliminary Mortgage Loans 4”) and

Attachment A Page 2 of 10

1. (continued)

a.
Labeled “Active Term Data Tape 2022-1 v77 - sent to EY.xlsm” and the corresponding record layout and decode information (“Preliminary Property Data File 5,” together with Preliminary Property Data File 1, Preliminary Property Data File 2, Preliminary Property Data File 3 and Preliminary Property Data File 4, the “Preliminary Property Data Files,” which together with the Final Property Data File (as defined herein) comprise the Property Data Files) that CoreVest, on behalf of the Depositor, indicated contains information relating to 1,794 mortgaged properties (the “Preliminary Properties 5,” together with the Preliminary Properties 1, Preliminary Properties 2, Preliminary Properties 3 and Preliminary Properties 4, the “Preliminary Properties”) that secure 82 mortgage loans (the “Preliminary Mortgage Loans 5,” together with the Preliminary Mortgage

Loans 1, Preliminary Mortgage Loans 2, Preliminary Mortgage Loans 3 and Preliminary Mortgage Loans 4, the “Preliminary Mortgage Loans”).

As instructed by CoreVest, on behalf of the Depositor, we selected a sample of:
a.	Preliminary Properties 1 from Preliminary Property Data File 1,
b.	Preliminary Properties 2 from Preliminary Property Data File 2,
c.	Preliminary Properties 3 from Preliminary Property Data File 3,
d.	Preliminary Properties 4 from Preliminary Property Data File 4 and
e.	Preliminary Properties 5 from Preliminary Property Data File 5 using the sample selection methodology provided by CoreVest, on behalf of the Depositor, that is described in the succeeding paragraph(s) of this Item.

For each of the:
a.	22 Preliminary Mortgage Loans 1,
b.	21 Preliminary Mortgage Loans 2,
c.	19 Preliminary Mortgage Loans 3,
d.	2 Preliminary Mortgage Loans 4 and
e.	19 Preliminary Mortgage Loans 5
listed on the Property Sampling Schedule, CoreVest, on behalf of the Depositor, instructed us to:
i.	Multiply 25% by the number of Preliminary Properties which secure such Preliminary Mortgage Loan,
ii.	Round the value computed in i. above up to the nearest integer and
iii.	Select a random sample of Preliminary Properties from the applicable Preliminary Property Data File equal to the number computed in ii. above from the population of Preliminary Properties which:
1)	Secure such Preliminary Mortgage Loan and
2)	Have “Y” for the “Parent” characteristic, as shown on the applicable Preliminary Property Data File.

Attachment A Page 3 of 10

1. (continued)

The application of the sample selection methodology described in the preceding paragraph of this Item resulted in the selection of:
a.	168 Preliminary Properties 1 from Preliminary Property Data File 1 (the “Sample Properties 1”),
b.	157 Preliminary Properties 2 from Preliminary Property Data File 2 (the “Sample Properties 2”),
c.	149 Preliminary Properties 3 from Preliminary Property Data File 3 (the “Sample Properties 3”),
d.	26 Preliminary Properties 4 from Preliminary Property Data File 4 (the “Sample Properties 4”) and
e.
155 Preliminary Properties 5 from Preliminary Property Data File 5 (the “Sample Properties 5,’’ together with the Sample Properties 1, Sample Properties 2, Sample Properties 3 and Sample Properties 4, the “Sample Properties”).

The Sample Properties are shown on Exhibit 1 to Attachment A.  For the purpose of this procedure, CoreVest, on behalf of the Depositor, did not inform us as to the basis for the instructions or methodology they instructed us to use to select the Sample Properties from the Preliminary Property Data Files or the basis for the inclusion of the:
a.	22 Preliminary Mortgage Loans 1,
b.	21 Preliminary Mortgage Loans 2,
c.	19 Preliminary Mortgage Loans 3,
d.	2 Preliminary Mortgage Loans 4 and
e.	19 Preliminary Mortgage Loans 5
on the Property Sampling Schedule.  We performed no procedures relating to any Preliminary Mortgage Loan that was not included on the Property Sampling Schedule.

For the purpose of the procedures described in this report, the:
a.	168 Sample Properties 1 are referred to as Sample Property Numbers 1 through 168,
b.	157 Sample Properties 2 are referred to as Sample Property Numbers 169 through 325,
c.	149 Sample Properties 3 are referred to as Sample Property Numbers 326 through 474,
d.	26 Sample Properties 4 are referred to as Sample Property Numbers 475 through 500 and
e.	155 Sample Properties 5 are referred to as Sample Property Numbers 501 through 655.

Attachment A Page 4 of 10

2.
For each Sample Property, we compared the characteristics listed on Exhibit 3 to Attachment A (the “Base Property Sample Characteristics”), as shown on the applicable Preliminary Property Data File, to the corresponding information located in the Property Source Documents that were provided by CoreVest, on behalf of the Depositor, subject to the instructions, assumptions and methodologies provided by CoreVest, on behalf of the Depositor, that are described in the notes to Exhibit 3 to Attachment A.  The Property Source Document(s) that we were instructed by CoreVest, on behalf of the Depositor, to use for each Base Property Sample Characteristic are indicated on Exhibit 3 to Attachment A.  Except for the information shown on Exhibit 4 to Attachment A, all such compared information was in agreement.

3.
CoreVest, on behalf of the Depositor, provided us with an electronic data file labeled “Active Term Data Tape 2022-1 v85.3 - Sent to EY.xlsm” and the corresponding record layout and decode information (the “Final Property Data File”) that CoreVest, on behalf of the Depositor, indicated contains information relating to the Mortgage Loans and Mortgaged Properties as of the related due date of each Mortgage Loan in June 2022 (the “Cut-Off Date”).

We compared the property identification number (the “Property ID”) for each Sample Property, as shown on the applicable Preliminary Property Data File, to the corresponding Property ID, as shown on the Final Property Data File, and noted that:
a.	648 of the Mortgaged Properties included on the Final Property Data File were Sample Properties (the “Final Sample Properties”) and
b.	7 Sample Properties were not included on the Final Property Data File (the “Removed Sample Properties”), which are shown on Exhibit 1 to Attachment A.

4.
For each Final Sample Property, we compared the Base Property Sample Characteristics listed on Exhibit 3 to Attachment A, as shown on the Final Property Data File, to the corresponding information that we identified in performing the procedures described in Item 2.  All such compared information was in agreement.

For the purpose of the procedures described in this Item, all references to the “Sample Properties” in the notes to Exhibit 3 to Attachment A refer to the “Final Sample Properties.”

5.
For each Mortgaged Property, we compared the “closest MSA” characteristic (the “Closest MSA Property Sample Characteristic,” which together with the Base Property Sample Characteristics comprise the Property Sample Characteristics), as shown on the Final Property Data File, to the metropolitan statistical area information on the MSA Support File for the corresponding “zip code,” as shown on the Final Property Data File.  All such compared information was in agreement.

6.
CoreVest, on behalf of the Depositor, provided us with an electronic data file and the corresponding record layout and decode information (the “Preliminary Mortgage Loan Data File”) that CoreVest, on behalf of the Depositor, indicated contains information relating to the Mortgage Loans as of the Cut‑Off Date.

Attachment A Page 5 of 10

6. (continued)

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

For each Mortgage Loan on the Preliminary Mortgage Loan Data File, we compared the Compared Mortgage Loan Characteristics listed on Exhibit 5 to Attachment A, as shown on the Preliminary Mortgage Loan Data File, to the corresponding information located in the Mortgage Loan Source Documents that were provided by CoreVest, on behalf of the Depositor, subject to the instructions, assumptions and methodologies described in the notes to Exhibit 5 to Attachment A and the succeeding paragraph(s) of this Item.

The Mortgage Loan Source Document(s) that CoreVest, on behalf of the Depositor, instructed us to use for each Compared Mortgage Loan Characteristic are indicated on Exhibit 5 to Attachment A.  If more than one Mortgage Loan Source Document is listed for a Compared Mortgage Loan Characteristic, CoreVest, on behalf of the Depositor, instructed us to note agreement if the value on the Preliminary Mortgage Loan Data File for the Compared Mortgage Loan Characteristic agreed with the corresponding information on at least one of the Mortgage Loan Source Documents that are listed for such Compared Mortgage Loan Characteristic on Exhibit 5 to Attachment A (except as described in the notes to Exhibit 5 to Attachment A).  We performed no procedures to reconcile any differences that may exist between various Mortgage Loan Source Documents for any of the Compared Mortgage Loan Characteristics listed on Exhibit 5 to Attachment A.

7.
As instructed by CoreVest, on behalf of the Depositor, we adjusted the information on the Preliminary Mortgage Loan Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to CoreVest.  The Preliminary Mortgage Loan Data File, as so adjusted, is hereinafter referred to as the “Updated Mortgage Loan Data File.”

8.
Subsequent to the performance of the procedures described in Items 6. and 7. above, CoreVest, on behalf of the Depositor, provided us with an electronic data file and the corresponding record layout and decode information (the “Final Mortgage Loan Data File,” which together with the Preliminary Mortgage Loan Data File comprise the Mortgage Loan Data Files) that CoreVest, on behalf of the Depositor, indicated contains information relating the Mortgage Loans as of the Cut‑Off Date.

Using information on the:
a.	Final Mortgage Loan Data File and
b.	Updated Mortgage Loan Data File
for each Mortgage Loan, we compared each Compared Mortgage Loan Characteristic listed on Exhibit 5 to Attachment A, as shown on the Final Mortgage Loan Data File, to the corresponding information on the Updated Mortgage Loan Data File.  All such compared information was in agreement.

Attachment A Page 6 of 10

9.	Using the:
a.	First Payment Date and
b.	Initial Maturity Date,
as shown on the Final Mortgage Loan Data File, we recalculated the “Original Term to Maturity (months)” of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

10.	Using the:
a.	Mortgage Loan Initial Funded Amount ($),
b.	Interest Rate (adjusted as described in the succeeding paragraph(s) of this Item, as applicable) and
c.	Monthly Debt Service ($),
as shown on the Final Mortgage Loan Data File, and assuming that each Mortgage Loan has a fixed level monthly payment, we recalculated the “Original Amortization Term (months)” of each Mortgage Loan (except for any Interest Only Mortgage Loan (as defined herein), which are described in the succeeding paragraph(s) of this Item).  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

For the purpose of the “Original Amortization Term (months)” recalculation described above for each Mortgage Loan (except for any Interest Only Mortgage Loan), all of which have an “Interest Rate Accrual” of “Actual/360,” as shown on the Final Mortgage Loan Data File, CoreVest, on behalf of the Depositor, instructed us to divide the “Interest Rate,” as shown on the Final Mortgage Loan Data File, by twelve (12) and then multiply by a fraction equal to 365/360.

For any Interest Only Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to use “N/A” for the “Original Amortization Term (months)” characteristic.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by CoreVest, on behalf of the Depositor, that are described in the preceding paragraph(s) of this Item.

11.
Using the “First Payment Date,” as shown on the Final Mortgage Loan Data File, we recalculated the “Seasoning (months)” of each Mortgage Loan as of the Cut‑Off Date.  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

Attachment A Page 7 of 10

12.	Using the:
a.	Mortgage Loan Initial Funded Amount ($),
b.	Interest Rate Accrual,
c.	Seasoning (months),
d.	IO Term (months),
e.	First Payment Date,
f.	Initial Maturity Date,
g.	Interest Rate and
h.	Monthly Debt Service ($),
as shown on the Final Mortgage Loan Data File, we recalculated the principal balance of each Mortgage Loan as of:
i.	The Cut‑Off Date (the “Cut-Off Date Principal Balance”) and
ii.	The “Initial Maturity Date” of the Mortgage Loan (the “Maturity Date Balance”),
assuming all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections.  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

For the purpose of this procedure, CoreVest, on behalf of the Depositor, instructed us to:
a.	Ignore differences of +/- $1.00 or less and
b.
Recalculate the “Maturity Date Balance” as the aggregate principal balance that is scheduled to be paid on the “Initial Maturity Date” of the Mortgage Loan, including any principal component of the related “Monthly Debt Service ($),” as shown on the Final Mortgage Loan Data File, on the “Initial Maturity Date.”

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by CoreVest, on behalf of the Depositor, that are described in the preceding paragraph(s) of this Item.

13.
Using the “Cut-Off Date Principal Balance,” as shown on the Final Mortgage Loan Data File, we recalculated the “% of Pool” of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

14.	Using the:
a.	Original Term to Maturity (months) and
b.	Seasoning (months),
as shown on the Final Mortgage Loan Data File, we recalculated the “Remaining Term (months)” of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

Attachment A Page 8 of 10

15.	Using the:
a.	IO Term (months),
b.	Original Amortization Term (months) and
c.	Seasoning (months),
as shown on the Final Mortgage Loan Data File, we recalculated the “Remaining Amortization Term (months)” of each Mortgage Loan (except for any Interest Only Mortgage Loan, which are described in the succeeding paragraph(s) of this Item).  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

For any Interest Only Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to use “N/A” for the “Remaining Amortization Term (months)” characteristic.

16.	Using the:
a.	IO Term (months) and
b.	Seasoning (months),
as shown on the Final Mortgage Loan Data File, we recalculated the “Remaining IO Term (months)” of each Mortgage Loan (except for any Amortizing Balloon Mortgage Loan (as defined herein), which are described in the succeeding paragraph(s) of this Item).  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

For any Amortizing Balloon Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to use “N/A” for the “Remaining IO Term (months)” characteristic.

17.
Using the “Monthly Debt Service ($),” as shown on the Final Mortgage Loan Data File, we recalculated the “Annualized Debt Service Payment ($)” of each Mortgage Loan as twelve (12) times the “Monthly Debt Service ($),” as shown on the Final Mortgage Loan Data File.  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

18.	Using the:
a.	Servicing Fee Rate,
b.	Distributed Ledger Fee Rate,
c.	Trustee/Note Administrator Fee Rate and
d.	CREFC® License Fee Rate,
as shown on the Final Mortgage Loan Data File, we recalculated the “Administrative Fee Rate” of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

Attachment A Page 9 of 10

19.	Using the:
a.	Interest Rate and
b.	Administrative Fee Rate,
as shown on the Final Mortgage Loan Data File, we recalculated the “Net Mortgage Rate” of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

20.	Using:
a.	Information on the Final Mortgage Loan Data File and
b.	The applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:
i.	Mortgage Loan UW NOI DSCR,
ii.	Mortgage Loan UW NCF DSCR,
iii.	NOI DSCR as of 12/31,
iv.	NCF DSCR as of 12/31,
v.	Mortgage Loan Cutoff NOI Debt Yield,
vi.	Mortgage Loan Cutoff NCF Debt Yield,
vii.	NCF Debt Yield as of 12/31,
viii.	Origination Date LTV Ratio,
ix.	Cut-Off Date LTV Ratio and
x.	Maturity Date LTV Ratio
of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.  For the purpose of this procedure, CoreVest, on behalf of the Depositor, instructed us to round the characteristics listed in i. through iv. above to two decimal places and the characteristics listed in v. through x. above to the nearest 1/10th of one percent.

21.	Using the:
a.	Original Yield Maintenance Period and
b.	Seasoning (months),
as shown on the Final Mortgage Loan Data File, we recalculated the “Current Yield Maintenance Period” of each Yield Maintenance Mortgage Loan (as defined herein).  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

For any Mortgage Loan that is not a Yield Maintenance Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to use “N/A” for the “Current Yield Maintenance Period” characteristic.

22.
Using the “Guarantor,” as shown on the Final Mortgage Loan Data File, we identified those Mortgage Loans that have at least one common “Guarantor” (the “Related Guarantor Loans”).  We compared the “Related Guarantor Loan” information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

Attachment A Page 10 of 10

23.
For each Mortgaged Property, we compared the “Closing Date Allocated Loan Amount” characteristic, as shown on the Final Property Data File, to the corresponding information in the loan agreement Mortgage Loan Source Document for the related Mortgage Loan and found all such compared information to be in agreement.  For the purpose of this procedure, CoreVest, on behalf of the Depositor, instructed us to ignore differences of +/- $1.00 or less.

24.
Using the “Closing Date Allocated Loan Amount,” as shown on the Final Property Data File, we recalculated the “Allocated Loan Amount %” of each Mortgaged Property.  We compared this recalculated information to the corresponding information on the Final Property Data File and found such information to be in agreement.

25.	Using the:
a.	Cut-Off Date Principal Balance and
b.	Maturity Date Balance,
as shown on the Final Mortgage Loan Data File, and the “Closing Date Allocated Loan Amount,” as shown on the Final Property Data File, we recalculated the principal balance of each Mortgaged Property as of the Cut-Off Date (the “Cut-Off Date Allocated Loan Amount”) and as of the “Initial Maturity Date” of the related Mortgage Loan (the “Maturity Date Allocated Loan Amount”), based on the calculation methodology provided by CoreVest, on behalf of the Depositor, that is described in the succeeding paragraph(s) of this Item.  We compared this recalculated information to the corresponding information on the Final Property Data File and found such information to be in agreement.  For the purpose of this procedure, CoreVest, on behalf of the Depositor, instructed us to ignore differences of +/- $1.00 or less.

For the purpose of this procedure, CoreVest, on behalf of the Depositor, instructed us to allocate the “Cut-Off Date Principal Balance” and “Maturity Date Balance” of each Mortgage Loan, as shown on the Final Mortgage Loan Data File, to the respective Mortgaged Properties that secure such Mortgage Loan on a pro-rata basis using the “Mortgage Loan Initial Funded Amount ($)” of the Mortgage Loans, as shown on the Final Mortgage Loan Data File, and “Closing Date Allocated Loan Amount” of the Mortgaged Properties, as shown on the Final Property Data File.

Exhibit 1 to Attachment A Page 1 of 7

Sample Property Number	Loan ID	Property ID	Sample Properties 1	Sample Properties 2	Sample Properties 3	Sample Properties 4	Sample Properties 5	Removed Sample Properties	Sample Property Number	Loan ID	Property ID	Sample Properties 1	Sample Properties 2	Sample Properties 3	Sample Properties 4	Sample Properties 5	Removed Sample Properties
1	35991	35991-2	X						106	39442	39442-8	X
2	35991	35991-3	X						107	39442	39442-15	X
3	35991	35991-5	X						108	39508	39508-7	X
4	36575	36575-1	X						109	39508	39508-1	X
5	36575	36575-11	X						110	39508	39508-24	X
6	36575	36575-9	X						111	39508	39508-33	X
7	36575	36575-8	X						112	39508	39508-34	X
8	37280	37280-2	X						113	39508	39508-31	X
9	37280	37280-4	X						114	39508	39508-2	X
10	37280	37280-1	X						115	39508	39508-26	X
11	37280	37280-5	X						116	39508	39508-27	X
12	37280	37280-3	X						117	39508	39508-29	X
13	38098	38098-6	X						118	39653	39653-14	X
14	38098	38098-1	X						119	39653	39653-21	X
15	38098	38098-2	X						120	39653	39653-29	X
16	38098	38098-5	X						121	39653	39653-16	X
17	38098	38098-8	X						122	39653	39653-17	X
18	38098	38098-7	X						123	39653	39653-27	X
19	38098	38098-3	X						124	39653	39653-44	X
20	38098	38098-4	X						125	39653	39653-38	X
21	38439	38439-5	X						126	39653	39653-34	X
22	38439	38439-3	X						127	39653	39653-13	X
23	38439	38439-11	X						128	39653	39653-11	X
24	38439	38439-9	X						129	39653	39653-32	X
25	38439	38439-1	X						130	39653	39653-3	X
26	38517	38517-86	X						131	39653	39653-35	X
27	38517	38517-1	X						132	39653	39653-43	X
28	38517	38517-69	X						133	39653	39653-10	X
29	38517	38517-29	X						134	39653	39653-9	X
30	38517	38517-61	X						135	39653	39653-45	X
31	38517	38517-2	X						136	39653	39653-12	X
32	38517	38517-44	X						137	39653	39653-40	X
33	38517	38517-8	X						138	39653	39653-46	X
34	38517	38517-64	X						139	39653	39653-36	X
35	38517	38517-58	X						140	39653	39653-15	X
36	38517	38517-59	X						141	39653	39653-41	X
37	38517	38517-17	X						142	39653	39653-19	X
38	38517	38517-57	X						143	39653	39653-20	X
39	38517	38517-47	X						144	39653	39653-28	X
40	38517	38517-30	X						145	39653	39653-33	X
41	38517	38517-27	X						146	39653	39653-1	X
42	38517	38517-20	X						147	39653	39653-6	X
43	38517	38517-70	X						148	39653	39653-8	X
44	38517	38517-66	X						149	39653	39653-47	X
45	38517	38517-16	X						150	39653	39653-31	X
46	38517	38517-71	X						151	39653	39653-42	X
47	38517	38517-26	X						152	39653	39653-22	X
48	38517	38517-43	X						153	39653	39653-26	X
49	38517	38517-84	X						154	39653	39653-23	X
50	38668	38668-7	X						155	39653	39653-25	X

Exhibit 1 to Attachment A Page 2 of 7

Sample Property Number	Loan ID	Property ID	Sample Properties 1	Sample Properties 2	Sample Properties 3	Sample Properties 4	Sample Properties 5	Removed Sample Properties	Sample Property Number	Loan ID	Property ID	Sample Properties 1	Sample Properties 2	Sample Properties 3	Sample Properties 4	Sample Properties 5	Removed Sample Properties
51	38668	38668-11	X	156	39653	39653-2	X
52	38668	38668-13	X	157	39653	39653-30	X
53	38668	38668-6	X	158	39653	39653-7	X
54	38828	38828-33	X	159	39653	39653-39	X
55	38828	38828-41	X	160	39653	39653-37	X
56	38828	38828-12	X	161	39653	39653-24	X
57	38828	38828-27	X	162	39653	39653-18	X
58	38828	38828-15	X	163	39653	39653-4	X
59	38828	38828-16	X	164	39667	39667-1	X
60	38828	38828-21	X	165	39667	39667-2	X
61	38828	38828-40	X	166	39818	39818-3	X
62	38828	38828-23	X	167	39818	39818-2	X
63	38828	38828-6	X	168	39818	39818-1	X
64	38828	38828-44	X	169	37022	37022-1		X
65	38828	38828-45	X	170	37283	37283-7		X
66	38828	38828-36	X	171	37283	37283-8		X
67	38866	38866-3	X	172	37283	37283-6		X
68	38866	38866-1	X	173	37283	37283-1		X
69	38866	38866-6	X	174	37877	37877-6		X
70	38866	38866-12	X	175	37877	37877-7		X
71	38866	38866-11	X	176	37877	37877-4		X
72	38884	38884-10	X	177	38669	38669-6		X
73	38884	38884-7	X	178	38669	38669-3		X
74	38884	38884-3	X	179	38669	38669-12		X
75	38884	38884-9	X	180	38669	38669-5		X
76	38889	38889-2	X	181	39003	39003-7		X
77	38889	38889-4	X	182	39003	39003-15		X
78	38889	38889-5	X	183	39003	39003-9		X
79	38889	38889-6	X	184	39003	39003-11		X
80	39026	39026-6	X	185	39003	39003-5		X
81	39026	39026-6	X	186	39003	39003-8		X
82	39062	39062-2	X	187	39003	39003-19		X
83	39062	39062-1	X	188	39003	39003-29		X
84	39225	39225-5	X	189	39070	39070-11		X
85	39225	39225-2	X	190	39070	39070-4		X
86	39225	39225-6	X	191	39070	39070-1		X
87	39225	39225-1	X	192	39070	39070-3		X
88	39290	39290-2	X	193	39401	39401-7		X	X
89	39290	39290-11	X	194	39401	39401-12		X	X
90	39290	39290-7	X	195	39401	39401-22		X	X
91	39291	39291-1	X	196	39401	39401-8		X	X
92	39321	39321-11	X	197	39401	39401-13		X	X
93	39321	39321-5	X	198	39401	39401-17		X	X
94	39321	39321-13	X	199	39401	39401-6		X	X
95	39321	39321-1	X	200	39460	39460-1		X
96	39321	39321-2	X	201	39465	39465-1		X
97	39321	39321-10	X	202	39548	39548-8		X
98	39321	39321-12	X	203	39548	39548-6		X
99	39321	39321-9	X	204	39548	39548-7		X
100	39321	39321-6	X	205	39548	39548-9		X
101	39321	39321-7	X	206	39548	39548-4		X
102	39321	39321-14	X	207	39548	39548-1		X
103	39442	39442-5	X	208	39548	39548-3		X
104	39442	39442-1	X	209	39550	39550-6		X
105	39442	39442-17	X	210	39550	39550-8		X

Exhibit 1 to Attachment A Page 3 of 7

Sample Property Number	Loan ID	Property ID	Sample Properties 1	Sample Properties 2	Sample Properties 3	Sample Properties 4	Sample Properties 5	Removed Sample Properties	Sample Property Number	Loan ID	Property ID	Sample Properties 1	Sample Properties 2	Sample Properties 3	Sample Properties 4	Sample Properties 5	Removed Sample Properties
211	39550	39550-21		X					316	39817	39817-13		X
212	39550	39550-15		X					317	39817	39817-33		X
213	39550	39550-12		X					318	39817	39817-32		X
214	39550	39550-7		X					319	39817	39817-27		X
215	39550	39550-18		X					320	39817	39817-6		X
216	39550	39550-1		X					321	39817	39817-43		X
217	39550	39550-19		X					322	39817	39817-19		X
218	39550	39550-23		X					323	39817	39817-50		X
219	39550	39550-3		X					324	39817	39817-5		X
220	39588	39588-1		X					325	40132	40132-1		X
221	39685	39685-3		X					326	35992	35992-11			X
222	39685	39685-7		X					327	35992	35992-6			X
223	39685	39685-9		X					328	35992	35992-12			X
224	39685	39685-6		X					329	35992	35992-9			X
225	39685	39685-8		X					330	35992	35992-10			X
226	39685	39685-12		X					331	35992	35992-1			X
227	39685	39685-15		X					332	35992	35992-18			X
228	39685	39685-11		X					333	35992	35992-5			X
229	39685	39685-10		X					334	35992	35992-2			X
230	39685	39685-1		X					335	38270	38270-5			X
231	39685	39685-4		X					336	38270	38270-6			X
232	39685	39685-5		X					337	38270	38270-2			X
233	39685	39685-13		X					338	38270	38270-9			X
234	39685	39685-14		X					339	38270	38270-10			X
235	39747	39747-22		X					340	38291	38291-4			X
236	39747	39747-6		X					341	38291	38291-11			X
237	39747	39747-51		X					342	38291	38291-9			X
238	39747	39747-57		X					343	38699	38699-1			X
239	39747	39747-2		X					344	39001	39001-50			X
240	39747	39747-30		X					345	39001	39001-46			X
241	39747	39747-28		X					346	39001	39001-49			X
242	39747	39747-61		X					347	39001	39001-4			X
243	39747	39747-27		X					348	39001	39001-24			X
244	39747	39747-47		X					349	39001	39001-37			X
245	39747	39747-25		X					350	39001	39001-20			X
246	39747	39747-33		X					351	39001	39001-43			X
247	39747	39747-29		X					352	39001	39001-27			X
248	39747	39747-3		X					353	39001	39001-38			X
249	39747	39747-23		X					354	39001	39001-11			X
250	39747	39747-32		X					355	39001	39001-28			X
251	39747	39747-48		X					356	39001	39001-12			X
252	39747	39747-5		X					357	39001	39001-16			X
253	39758	39758-2		X					358	39001	39001-32			X
254	39758	39758-4		X					359	39085	39085-9			X
255	39758	39758-1		X					360	39085	39085-14			X
256	39787	39787-13		X					361	39085	39085-20			X
257	39787	39787-35		X					362	39085	39085-22			X
258	39787	39787-15		X					363	39085	39085-19			X
259	39787	39787-8		X					364	39085	39085-15			X

Exhibit 1 to Attachment A Page 4 of 7

260	39787	39787-19	X	365	39085	39085-7	X
261	39787	39787-32	X	366	39361	39361-33	X
262	39787	39787-4	X	367	39361	39361-36	X
263	39787	39787-30	X	368	39361	39361-21	X
264	39787	39787-36	X	369	39361	39361-39	X
265	39787	39787-37	X	370	39361	39361-8	X
266	39787	39787-23	X	371	39361	39361-28	X
267	39787	39787-31	X	372	39361	39361-4	X
268	39787	39787-20	X	373	39361	39361-47	X
269	39787	39787-34	X	374	39361	39361-55	X
270	39787	39787-26	X	375	39361	39361-3	X
271	39787	39787-41	X	376	39361	39361-40	X
272	39787	39787-33	X	377	39361	39361-25	X
273	39787	39787-6	X	378	39361	39361-18	X
274	39787	39787-42	X	379	39361	39361-30	X
275	39787	39787-29	X	380	39361	39361-17	X
276	39788	39788-21	X	381	39361	39361-22	X
277	39788	39788-23	X	382	39361	39361-23	X
278	39788	39788-22	X	383	39361	39361-16	X
279	39788	39788-30	X	384	39361	39361-13	X
280	39788	39788-37	X	385	39361	39361-10	X
281	39788	39788-24	X	386	39361	39361-46	X
282	39788	39788-28	X	387	39361	39361-45	X
283	39788	39788-40	X	388	39361	39361-42	X
284	39788	39788-41	X	389	39361	39361-24	X
285	39788	39788-18	X	390	39361	39361-19	X
286	39788	39788-38	X	391	39361	39361-54	X
287	39788	39788-36	X	392	39361	39361-53	X
288	39788	39788-42	X	393	39361	39361-12	X
289	39788	39788-17	X	394	39361	39361-27	X
290	39788	39788-20	X	395	39361	39361-29	X
291	39788	39788-7	X	396	39361	39361-15	X
292	39788	39788-19	X	397	39361	39361-1	X
293	39788	39788-26	X	398	39361	39361-44	X
294	39788	39788-31	X	399	39361	39361-2	X
295	39788	39788-5	X	400	39361	39361-34	X
296	39788	39788-15	X	401	39361	39361-11	X
297	39815	39815-26	X	402	39361	39361-5	X
298	39815	39815-28	X	403	39361	39361-32	X
299	39815	39815-4	X	404	39361	39361-14	X
300	39815	39815-13	X	405	39361	39361-37	X
301	39815	39815-12	X	406	39361	39361-48	X
302	39815	39815-6	X	407	39361	39361-52	X
303	39815	39815-11	X	408	39361	39361-6	X
304	39816	39816-6	X	409	39361	39361-41	X
305	39816	39816-20	X	410	39361	39361-9	X
306	39816	39816-11	X	411	39361	39361-7	X
307	39816	39816-15	X	412	39361	39361-35	X
308	39816	39816-25	X	413	39361	39361-50	X
309	39816	39816-10	X	414	39361	39361-49	X
310	39816	39816-18	X	415	39361	39361-51	X
311	39817	39817-2	X	416	39361	39361-43	X
312	39817	39817-48	X	417	39361	39361-38	X
313	39817	39817-9	X	418	39361	39361-26	X
314	39817	39817-16	X	419	39361	39361-20	X
315	39817	39817-38	X	420	39361	39361-31	X

Exhibit 1 to Attachment A Page 5 of 7

Sample Property Number	Loan ID	Property ID	Sample Properties 1	Sample Properties 2	Sample Properties 3	Sample Properties 4	Sample Properties 5	Removed Sample Properties	Sample Property Number	Loan ID	Property ID	Sample Properties 1	Sample Properties 2	Sample Properties 3	Sample Properties 4	Sample Properties 5	Removed Sample Properties
421	39370	39370-2			X				526	13506	13506-43					X
422	39370	39370-1			X				527	13506	13506-7					X
423	39431	39431-12			X				528	13506	13506-126					X
424	39431	39431-2			X				529	13506	13506-118					X
425	39431	39431-11			X				530	13506	13506-113					X
426	39431	39431-4			X				531	13506	13506-73					X
427	39431	39431-13			X				532	13506	13506-68					X
428	39431	39431-5			X				533	13506	13506-100					X
429	39431	39431-1			X				534	13506	13506-12					X
430	39475	39475-2			X				535	13506	13506-55					X
431	39475	39475-4			X				536	13506	13506-153					X
432	39475	39475-3			X				537	13506	13506-89					X
433	39475	39475-1			X				538	13506	13506-139					X
434	39759	39759-9			X				539	13506	13506-4					X
435	39759	39759-14			X				540	13506	13506-44					X
436	39759	39759-7			X				541	17659	17659-9					X
437	39759	39759-5			X				542	17659	17659-6					X
438	39759	39759-11			X				543	17659	17659-10					X
439	39759	39759-6			X				544	17903	17903-3					X
440	39846	39846-9			X				545	17903	17903-21					X
441	39846	39846-5			X				546	17903	17903-9					X
442	39846	39846-2			X				547	17903	17903-22					X
443	39846	39846-3			X				548	17903	17903-17					X
444	39846	39846-10			X				549	17903	17903-11					X
445	39846	39846-8			X				550	18274	18274-5					X
446	39972	39972-4			X				551	18274	18274-3					X
447	39972	39972-3			X				552	18274	18274-6					X
448	40014	40014-14			X				553	18274	18274-14					X
449	40014	40014-13			X				554	18550	18550-1					X
450	40014	40014-26			X				555	18550	18550-90					X
451	40014	40014-2			X				556	18550	18550-36					X
452	40014	40014-4			X				557	18550	18550-47					X
453	40014	40014-5			X				558	18550	18550-66					X
454	40014	40014-23			X				559	18550	18550-114					X
455	40016	40016-11			X				560	18550	18550-55					X
456	40016	40016-15			X				561	18550	18550-79					X
457	40016	40016-12			X				562	18550	18550-83					X
458	40016	40016-1			X				563	18550	18550-20					X
459	40017	40017-4			X				564	18550	18550-40					X
460	40017	40017-32			X				565	18550	18550-65					X
461	40017	40017-1			X				566	18550	18550-74					X
462	40017	40017-11			X				567	18550	18550-127					X
463	40017	40017-8			X				568	18550	18550-15					X
464	40017	40017-15			X				569	18550	18550-23					X
465	40017	40017-27			X				570	18550	18550-116					X
466	40017	40017-2			X				571	18550	18550-21					X
467	40019	40019-12			X				572	18550	18550-9					X
468	40019	40019-9			X				573	18550	18550-104					X
469	40019	40019-2			X				574	18550	18550-24					X

Exhibit 1 to Attachment A Page 6 of 7

470	40019	40019-3	X			575	18550	18550-13	X
471	40251	40251-5	X			576	18550	18550-48	X
472	40251	40251-1	X			577	18550	18550-132	X
473	40251	40251-4	X			578	18550	18550-75	X
474	40593	40593-1	X			579	18550	18550-126	X
475	38900	38900-7		X		580	18550	18550-26	X
476	38900	38900-20		X		581	18550	18550-91	X
477	38900	38900-36		X		582	18550	18550-59	X
478	38900	38900-26		X		583	18550	18550-14	X
479	38900	38900-24		X		584	18550	18550-53	X
480	38900	38900-21		X		585	18550	18550-45	X
481	38900	38900-27		X		586	18550	18550-8	X
482	38900	38900-22		X		587	18550	18550-89	X
483	38900	38900-2		X		588	18550	18550-25	X
484	38900	38900-14		X		589	18569	18569-9	X
485	38900	38900-37		X		590	18569	18569-4	X
486	38903	38903-56		X		591	18569	18569-3	X
487	38903	38903-28		X		592	18580	18580-4	X
488	38903	38903-12		X		593	18580	18580-3	X
489	38903	38903-23		X		594	18580	18580-2	X
490	38903	38903-40		X		595	18580	18580-1	X
491	38903	38903-27		X		596	18753	18753-37	X
492	38903	38903-48		X		597	18753	18753-46	X
493	38903	38903-47		X		598	18753	18753-41	X
494	38903	38903-18		X		599	18753	18753-2	X
495	38903	38903-50		X		600	18753	18753-13	X
496	38903	38903-41		X		601	18753	18753-34	X
497	38903	38903-39		X		602	18753	18753-32	X
498	38903	38903-19		X		603	18753	18753-8	X
499	38903	38903-15		X		604	18753	18753-50	X
500	38903	38903-58		X		605	18753	18753-52	X
501	13506	13506-148			X	606	18753	18753-57	X
502	13506	13506-134			X	607	18753	18753-55	X
503	13506	13506-48			X	608	18753	18753-29	X
504	13506	13506-101			X	609	18753	18753-23	X
505	13506	13506-149			X	610	18753	18753-14	X
506	13506	13506-106			X	611	19533	19533-6	X
507	13506	13506-51			X	612	19533	19533-5	X
508	13506	13506-115			X	613	19533	19533-2	X
509	13506	13506-38			X	614	19598	19598-7	X
510	13506	13506-46			X	615	19598	19598-4	X
511	13506	13506-36			X	616	19598	19598-6	X
512	13506	13506-16			X	617	38804	38804-7	X
513	13506	13506-130			X	618	38804	38804-3	X
514	13506	13506-56			X	619	38901	38901-48	X
515	13506	13506-53			X	620	38901	38901-27	X
516	13506	13506-74			X	621	38901	38901-51	X
517	13506	13506-28			X	622	38901	38901-38	X
518	13506	13506-109			X	623	38901	38901-57	X
519	13506	13506-25			X	624	38901	38901-36	X
520	13506	13506-26			X	625	38901	38901-55	X
521	13506	13506-103			X	626	38901	38901-46	X
522	13506	13506-158			X	627	38901	38901-10	X
523	13506	13506-45			X	628	38901	38901-2	X
524	13506	13506-21			X	629	38901	38901-16	X
525	13506	13506-58			X	630	38901	38901-29	X

Exhibit 1 to Attachment A Page 7 of 7

Sample Property Number	Loan ID	Property ID	Sample Properties 1	Sample Properties 2	Sample Properties 3	Sample Properties 4	Sample Properties 5	Removed Sample Properties	Sample Property Number	Loan ID	Property ID	Sample Properties 1	Sample Properties 2	Sample Properties 3	Sample Properties 4	Sample Properties 5	Removed Sample Properties
631	38901	38901-14					X		644	39750	39750-19					X
632	38901	38901-4					X		645	39826	39826-6					X
633	38901	38901-42					X		646	39826	39826-1					X
634	39441	39441-1					X		647	39873	39873-5					X
635	39441	39441-3					X		648	39873	39873-13					X
636	39441	39441-12					X		649	39873	39873-6					X
637	39498	39498-3					X		650	39873	39873-1					X
638	39498	39498-2					X		651	39901	39901-12					X
639	39498	39498-1					X		652	39901	39901-10					X
640	39750	39750-13					X		653	39901	39901-9					X
641	39750	39750-10					X		654	39901	39901-11					X
642	39750	39750-20					X		655	40167	40167-1					X
643	39750	39750-12					X

Exhibit 2 to Attachment A Page 1 of 3

Property Sampling Schedule

Mortgage Loan Population	Loan ID provided by CoreVest

Preliminary Mortgage Loans 1	35991
36575
37280
38098
38439
38517
38668
38828
38866
38884
38889
39026
39062
39225
39290
39291
39321
39442
39508
39653
39667
39818

Preliminary Mortgage Loans 2	37022
37283
37877
38669
39003
39070
39401
39460
39465
39548
39550
39588
39685

Exhibit 2 to Attachment A Page 2 of 3

Mortgage Loan Population	Loan ID provided by CoreVest

Preliminary Mortgage Loans 2 (continued)	39747
39758
39787
39788
39815
39816
39817
40132

Preliminary Mortgage Loans 3	35992
38270
38291
38699
39001
39085
39361
39370
39431
39475
39759
39846
39972
40014
40016
40017
40019
40251
40593

Preliminary Mortgage Loans 4	38900
38903

Preliminary Mortgage Loans 5	13506
17659
17903
18274
18550
18569

Exhibit 2 to Attachment A Page 3 of 3

Mortgage Loan Population	Loan ID provided by CoreVest

Preliminary Mortgage Loans 5 (continued)	18580
18753
19533
19598
38804
38901
39441
39498
39750
39826
39873
39901
40167

Exhibit 3 to Attachment A Page 1 of 4

Base Property Sample Characteristics and Property Source Documents

Base Property Sample Characteristic	Property Source Document(s)	Notes

Address (Street)	Appraisal or BPO	1., 2., 3.
City	Appraisal or BPO	1., 2.
Cut-Off Date Valuation Date	Appraisal or BPO	1., 2.
Cut-Off Date Valuation Type	Appraisal or BPO	1., 2., 4.
Cut-Off Date Value	(a) Appraisal or BPO or (b) Appraisal and recalculation	1., 2.
Number Bedrooms	(a) Appraisal, BPO or Building and Unit Description Report or (b) Appraisal or BPO and recalculation	1., 2., 5.
Number of Bathrooms	(a) Appraisal, BPO or Building and Unit Description Report or (b) Appraisal or BPO and recalculation	1., 2., 6.
Number of Units	Appraisal or BPO	1., 2.
Property Type	Appraisal or BPO	1., 2., 7.
State	Appraisal or BPO	1., 2.
Swimming Pool (Y/N)	Appraisal or BPO	1., 2., 8.
Total Square Footage	(a) Appraisal, BPO or Building and Unit Description Report or (b) Appraisal or BPO and recalculation	1., 2., 9.
Year Built	(a) Appraisal or BPO or (b) Appraisal or BPO and recalculation	1., 2., 10.
Zip Code	Appraisal or BPO	1., 2., 11.

Notes:

1.
For certain Sample Properties for which CoreVest, on behalf of the Depositor, provided more than one Appraisal and/or BPO Property Source Document, CoreVest, on behalf of the Depositor, instructed us to use the Appraisal and/or BPO Property Source Document with the most recent valuation date.

2.
With respect to certain Sample Properties, the applicable Property Source Document contains conflicting information relating to certain Base Property Sample Characteristics.  For such Sample Properties, CoreVest, on behalf of the Depositor, instructed us to note agreement if the information on the Property Data File for a Base Property Sample Characteristic agreed with any of the information on the corresponding Property Source Document which relates to such Base Property Sample Characteristic.  We performed no procedures to reconcile any conflicting information which exists on the Property Source Documents for any of the Base Property Sample Characteristics.

Exhibit 3 to Attachment A Page 2 of 4

Notes: (continued)

2. (continued)

Additionally, if more than one Property Source Document is listed for a Base Property Sample Characteristic, CoreVest, on behalf of the Depositor, instructed us to note agreement if the value on the Property Data File for the Base Property Sample Characteristic agreed with the corresponding information on at least one of the Property Source Documents that are listed for such Base Property Sample Characteristic.  We performed no procedures to reconcile any conflicting information that may exist between various Property Source Documents for any of the Base Property Sample Characteristics.

3.
For the purpose of comparing the “Address (Street)” Base Property Sample Characteristic, CoreVest, on behalf of the Depositor, instructed us to ignore differences that are due to truncation, abbreviation or punctuation.

4.
CoreVest, on behalf of the Depositor, indicated that the four possible values for the “Cut‑Off Date Valuation Type” Base Property Sample Characteristic are “Appraisal,” “Exterior Appraisal,” “Interior RAR” and “Exterior RAR.”  For the purpose of comparing the “Cut‑Off Date Valuation Type” Base Property Sample Characteristic for each Sample Property where the applicable Property Source Document did not specifically state “Appraisal,” “Exterior Appraisal,” “Interior RAR” or “Exterior RAR,” CoreVest, on behalf of the Depositor, instructed us to use “Exterior Appraisal.”

5.	For the purpose of comparing the “Number Bedrooms” Base Property Sample Characteristic, CoreVest, on behalf of the Depositor, provided the following instructions:
a.
For each Sample Property with the “Number of Units” value equal to 1, as shown on the Property Data File, compare the “Number Bedrooms,” as shown on the Property Data File, to the corresponding information in the applicable Property Source Document and

b.	For each Sample Property with the “Number of Units” value greater than 1, as shown on the Property Data File:
i.	Recalculate the “Number Bedrooms” for the Sample Property as the sum of the “Number Bedrooms” for all units corresponding to such Sample Property, as shown on the Property Data File, and
ii.	Compare the result of i. above to the corresponding information in the applicable Property Source Document.

Exhibit 3 to Attachment A Page 3 of 4

Notes: (continued)

6.	For the purpose of comparing the “Number of Bathrooms” Base Property Sample Characteristic, CoreVest, on behalf of the Depositor, provided the following instructions:
a.
For each Sample Property with the “Number of Units” value equal to 1, as shown on the Property Data File, compare the “Number of Bathrooms,” as shown on the Property Data File, to the corresponding information in the applicable Property Source Document and

b.	For each Sample Property with the “Number of Units” value greater than 1, as shown on the Property Data File:
i.	Recalculate the “Number of Bathrooms” for the Sample Property as the sum of the “Number of Bathrooms” for all units corresponding to such Sample Property, as shown on the Property Data File, and
ii.	Compare the result of i. above to the corresponding information in the applicable Property Source Document.

7.
For the purpose of comparing the “Property Type” Base Property Sample Characteristic for each Sample Property with an attached unit or a semi-attached unit with a design style of “row house,” “colonial,” “duplex” or “twin,” as shown in the applicable Property Source Document, CoreVest, on behalf of the Depositor, instructed us to use “townhome.”

8.
For the purpose of comparing the “Swimming Pool (Y/N)” Base Property Sample Characteristic for each Sample Property for which the applicable Property Source Document did not specifically state if the Sample Property has a swimming pool, CoreVest, on behalf of the Depositor, instructed us to use “N.”

9.	For the purpose of comparing the “Total Square Footage” Base Property Sample Characteristic for each Sample Property, CoreVest, on behalf of the Depositor, provided the following instructions:
a.
For each Sample Property with the “Number of Units” value equal to 1, as shown on the Property Data File, compare the “Total Square Footage,” as shown on the Property Data File, to the corresponding information in the applicable Property Source Document and

b.	For each Sample Property with the “Number of Units” value greater than 1, as shown on the Property Data File:
i.	Recalculate the “Total Square Footage” for the Sample Property as the sum of the “Total Square Footage” for all units corresponding to such Sample Property, as shown on the Property Data File, and
ii.	Compare the result of i. above to the corresponding information in the applicable Property Source Document.

10.
For the purpose of comparing the “Year Built” Base Property Sample Characteristic for each Sample Property for which the applicable Property Source Document did not specifically state the year built, CoreVest, on behalf of the Depositor, instructed us to recalculate the “Year Built” of each Sample Property by subtracting the property age (in years), as shown in the applicable Property Source Document, from the year of the “Cut‑Off Date Valuation Date,” as shown on the Property Data File.

Exhibit 3 to Attachment A Page 4 of 4

Notes: (continued)

11.
For the purpose of comparing the “Zip Code” Base Property Sample Characteristic for each Sample Property, CoreVest, on behalf of the Depositor, instructed us to compare only the first five digits of the property zip code, as shown in the applicable Property Source Document.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by CoreVest, on behalf of the Depositor, that are described in the notes above.

Exhibit 4 to Attachment A Page 1 of 3

Sample Property Base Property Sample Characteristic Differences

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File Value	Property Source Document Value

12	Zip Code	32025	32055

56	City	Aventura	Miami

60	City	Aventura	Miami

61	City	Aventura	Miami

80	Number Bedrooms	6	4
	Number of Bathrooms	3	2
	Total Square Footage	2,424.00	1,704.00

100	Total Square Footage	875.00	995.00

101	Total Square Footage	995.00	1,020.00

118	Property Type	Mixed Use	Multifamily

158	Total Square Footage	6,514.00	6,515.00

159	Address (Street)	[Redacted]	[Redacted]

162	Number of Units	1	2
	Property Type	SFR	2-4 Unit

181	Address (Street)	[Redacted]	[Redacted]

185	Address (Street)	[Redacted]	[Redacted]

186	Address (Street)	[Redacted]	[Redacted]

202	Cut-off Date Value	$136,666.6667	$ 170,000.00

203	Cut-off Date Value	$136,666.6667	$ 170,000.00

204	Cut-off Date Value	$136,666.6667	$ 103,000.00
	Number of Bathrooms	3	1
	Total Square Footage	995.00	600.00

205	Cut-off Date Value	$136,666.6667	$ 103,000.00

230	Cut-off Date Value	$740,000.00	$700,000.00
	Total Square Footage	4,880.00	5,488.00

Exhibit 4 to Attachment A Page 2 of 3

Sample Property Number	Base Property Sample Characteristic	PreliminaryProperty Data File Value	Property Source Document Value

244	Number of Bathrooms	1.1	1.5

262	Address (Street)	[Redacted]	[Redacted]
	Number Bedrooms	7	5
	Number of Bathrooms	2	3
	Total Square Footage	2,612.00	2,289.00
	Year Built	1873	1952

263	Total Square Footage	7,250.00	6,460.00
	Year Built	2017	1910
	Zip Code	07522	07524

299	Swimming Pool (Y/N)	N	Y

317	Number of Bathrooms	1.1	1.5

330	Number Bedrooms	4	8
	Number of Bathrooms	4	5

334	Number Bedrooms	4	8
	Number of Bathrooms	4	5

399	Number Bedrooms	12	14

435	Address (Street)	[Redacted]	[Redacted]

440	Zip Code	37918	37938

444	Zip Code	37918	37938

445	Zip Code	37918	37938

475	Number Bedrooms	4	3
	Number of Bathrooms	3	2.5
	Total Square Footage	1,841.00	1,849.00
	Year Built	2006	2008

478	Total Square Footage	1,898.00	1,973.00

480	Number Bedrooms	3	4

481	Cut-Off Date Valuation Type	Appraisal	Interior RAR
	Total Square Footage	1,515.00	1,467.00
	Year Built	2013	2012

Exhibit 4 to Attachment A Page 3 of 3

Sample Property Number	Base Property Sample Characteristic	PreliminaryProperty Data File Value	Property Source Document Value

488	Number of Bathrooms	2	2.5
	Total Square Footage	2,736.00	2,707.00

544	Number of Bathrooms	2	2.5

546	Number of Bathrooms	2	2.5

600	Address (Street)	[Redacted]	[Redacted]

641	Number Bedrooms	3	4
	Number of Bathrooms	1	2
	Total Square Footage	1,803.00	1,903.00

644	Total Square Footage	1,255.00	1,539.00
	Year Built	1900	1893

651	Property Type	SFR	Townhome

Exhibit 5 to Attachment A Page 1 of 10

Compared Mortgage Loan Characteristics and Mortgage Loan Source Documents

Underwriting Information: (see Note 2)

Compared Mortgage Loan Characteristic	Mortgage Loan Source Document(s)

UW Annual Rent ($)	Underwriting Summary
Average Lease Term	Underwriting Summary
UW Other Income ($)	Underwriting Summary
UW Credit and Vacancy Loss ($)	Underwriting Summary
UW Effective Gross Income ($)	Underwriting Summary
UW Annual Property Management Fee ($)	Underwriting Summary
UW Annual Marketing and Leasing Costs ($)	Underwriting Summary
UW Repairs and Maintenance ($)	Underwriting Summary
UW Annual Insurance Costs ($)	Underwriting Summary
UW Annual HOA/Special Assessment Fees ($)	Underwriting Summary
UW Annual Real Estate Taxes ($)	Underwriting Summary
UW Annual Turnover Costs ($)	Underwriting Summary
UW Annual Landscaping ($)	Underwriting Summary
UW Annual Other Costs ($)	Underwriting Summary
UW Annual Expenses ($)	Underwriting Summary
UW Annual Net Operating Income ($)	Underwriting Summary
UW Annual CapEx Reserve ($)	Underwriting Summary
UW Annual Net Cash Flow ($)	Underwriting Summary
Value at Origination ($)	Underwriting Summary
% HOA (see Note 3)	Underwriting Summary
% Section 8 (see Note 4)	Underwriting Summary
Occupancy as of Origination	Underwriting Summary
Number of Units	Underwriting Summary
Number of Properties	Underwriting Summary

Reserve and Escrow Information:

Compared Mortgage Loan Characteristic	Mortgage Loan Source Document(s)

Monthly Tax Escrow	Loan Agreement or Settlement Statement
Monthly Insurance Escrow	Loan Agreement or Settlement Statement
Monthly Capital Expenditure Escrow ($)	Loan Agreement, Settlement Statement, Servicer Report or Partial Release Letter
Upfront Leasing Escrow ($)	Loan Agreement or Settlement Statement
Monthly Leasing Escrow ($)	Loan Agreement or Settlement Statement
Upfront Interest Escrow ($)	Loan Agreement or Settlement Statement
Monthly Interest Escrow ($)	Loan Agreement or Settlement Statement
Upfront Deferred Maintenance Escrow ($)	Loan Agreement or Settlement Statement
Monthly Deferred Maintenance Escrow ($)	Loan Agreement or Settlement Statement

Exhibit 5 to Attachment A Page 2 of 10

Mortgage Loan Information:

Compared Mortgage Loan Characteristic	Mortgage Loan Source Document(s)

Rent Rolls (Y/N)	Loan Agreement
Frequency of Rent Rolls	Loan Agreement
Operating Statement (Y/N)	Loan Agreement
Frequency of Operating Statements	Loan Agreement
Loan Originator	Loan Agreement
Borrower	Loan Agreement
Guarantor	Guaranty Agreement
Type of Guarantor (Individual or Type of Entity)	Guaranty Agreement
Guarantor FICO (see Notes 1 and 5)	Credit Report
Sponsor	Loan Agreement
Origination Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Payment Date	Loan Agreement
First Payment Date (see Note 6)	Loan Agreement
Initial Maturity Date	Loan Agreement
Mortgage Loan Initial Funded Amount ($)	Loan Agreement or Loan Modification Agreement
Monthly Debt Service ($) (see Note 7)	Loan Agreement or Loan Modification Agreement
Rate Type	Loan Agreement
Interest Rate	Loan Agreement
Interest Rate Accrual	Loan Agreement
Amortization Type	Loan Agreement
IO Term (months) (see Note 8)	Loan Agreement
Recourse (Y/N)	Guaranty Agreement
Recourse to Guarantor (Full, Partial, Carve‑out, None)	Guaranty Agreement
Property Manager	Loan Agreement or Management Agreement
Prepayment Provision (see Notes 9 and 10)	Loan Agreement or Loan Modification Agreement
Original Yield Maintenance Period (see Notes 9, 10 and 11)	Loan Agreement or Loan Modification Agreement
Other Prepayment Provision	Loan Agreement
Open Period (see Notes 9, 10 and 11)	Loan Agreement or Loan Modification Agreement
YM Calculation Method (PV or Int Diff) (see Note 9)	Loan Agreement or Loan Modification Agreement
Calc’d Through (Maturity or Open) (see Note 9)	Loan Agreement or Loan Modification Agreement
PV Discount Treasury Projection Term (Maturity or Open) (see Note 9)	Loan Agreement
PV Discount Treasury Compounding Type (MEY or BEY) (see Note 9)	Loan Agreement
SPE (Y/N)	Loan Agreement
Independent Director (Y/N)	Loan Agreement

Exhibit 5 to Attachment A Page 3 of 10

Mortgage Loan Information: (continued)

Compared Mortgage Loan Characteristic	Mortgage Loan Source Document(s)

Substitution Permitted (Y/N)	Loan Agreement
Partial Release Permitted (Y/N)	Loan Agreement
Substitution Provision Description	Loan Agreement
Partial Release Provisions	Loan Agreement
Partial Release Premium	Loan Agreement
Grace Period (Late Fee)	Loan Agreement
Grace Period (Principal and Interest)	Loan Agreement
Existing Secondary Financing (Y/N)	Loan Agreement
Secondary Financing Amount (Existing)	Loan Agreement
Secondary Financing Description	Loan Agreement
Future Secondary Financing Allowed (Y/N) (see Note 12)	Loan Agreement
Future Secondary Financing Description	Loan Agreement
Lockbox Type (see Note 13)	Loan Agreement
Lockbox Trigger	Loan Agreement
Cash Management Type (see Note 14)	Loan Agreement
Cash Management and Cash Trap Trigger (for Springing Cash Management) and Cash Trap Trigger (for Hard Cash Management)	Loan Agreement
Multiple Borrowers (Y/N)	Loan Agreement

Notes:

1.
For any Mortgage Loan on the Preliminary Mortgage Loan Data File listed in Table A1, CoreVest, on behalf of the Depositor, instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A1, even if the information in the “Provided Value” column did not agree with the corresponding information that was shown in the applicable Mortgage Loan Source Document(s) or the applicable Mortgage Loan Source Document(s) were not provided to us.

Table A1:
Loan ID	Characteristic	Provided Value

39475	Guarantor FICO	FN
18274	Guarantor FICO	FN

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the “Provided Value” information in Table A1 that was provided by CoreVest, on behalf of the Depositor.

Exhibit 5 to Attachment A Page 4 of 10

Notes: (continued)

2.
For the purpose of comparing the “Underwriting Information” Compared Mortgage Loan Characteristics that are expressed as dollar values, CoreVest, on behalf of the Depositor, instructed us to ignore differences of +/- $2.00 or less.

3.	For the purpose of comparing the “% HOA” Compared Mortgage Loan Characteristic for each Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to divide:
a.	The total number of Mortgaged Properties that secure the Mortgage Loan which have an associated HOA fee in the “HOA” column, as shown on the underwriting summary Mortgage Loan Source Document, by
b.	The total number of Mortgaged Properties that secure the Mortgage Loan, as shown on the underwriting summary Mortgage Loan Source Document.

4.	For the purpose of comparing the “% Section 8” Compared Mortgage Loan Characteristic for each Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to divide:
a.
The total number of units at the Mortgaged Properties that secure the Mortgage Loan which have “Y” or “Yes” in the “Section 8” column, as shown on the underwriting summary Mortgage Loan Source Document, by

b.	The total number of units at the Mortgaged Properties that secure the Mortgage Loan, as shown on the underwriting summary Mortgage Loan Source Document.

5.	For the purpose of comparing the “Guarantor FICO” Compared Mortgage Loan Characteristic for each Mortgage Loan, CoreVest, on behalf of the Depositor, provided the following instructions:
a.
For each Mortgage Loan that has one “Guarantor,” as shown on the Preliminary Mortgage Loan Data File, use (i) the highest FICO score of the “Guarantor” if two FICO scores are listed on the credit report Mortgage Loan Source Document or (ii) the median FICO score of the “Guarantor” if three FICO scores are listed on the credit report Mortgage Loan Source Document,

b.
For each Mortgage Loan that has more than one “Guarantor,” as shown on the Preliminary Mortgage Loan Data File (except for the Mortgage Loan(s) identified on the Preliminary Mortgage Loan Data File with Loan ID(s) of "38098" (the "38098 Mortgage Loan"), "38517" (the "38517 Mortgage Loan"), "39548" (the "39548 Mortgage Loan"), "39550" (the "39550 Mortgage Loan"), "39653" (the "39653 Mortgage Loan") and "39685" (the "39685 Mortgage Loan"), which are described in c. below), follow the methodology described in a. above to determine the FICO score for each “Guarantor,” and use the highest resulting FICO score and

Exhibit 5 to Attachment A Page 5 of 10

Notes: (continued)

5. (continued)

a.	For the:
i.	38098 Mortgage Loan,
ii.	38517 Mortgage Loan,
iii.	39548 Mortgage Loan,
iv.	39550 Mortgage Loan,
v.	39653 Mortgage Loan and
vi.	39685 Mortgage Loan,
we were instructed by CoreVest, on behalf of the Depositor, to exclude any guarantor which has insufficient credit funds or history or is a foreign national, as shown on the credit report Mortgage Loan Source Document, and to follow the methodology described in b. above.

6.
For the purpose of comparing the “First Payment Date” Compared Mortgage Loan Characteristic for each Mortgage Loan where the applicable Mortgage Loan Source Document does not define the first payment date (except for the 38098 Mortgage Loan and the Mortgage Loan(s) identified on the Preliminary Mortgage Loan Data File with Loan ID of “18580” (the “18580 Mortgage Loan”), which are described in the succeeding paragraph of this Note), CoreVest, on behalf of the Depositor, instructed us to assume that the “First Payment Date” is the ninth (9th) day of the calendar month following the first full interest accrual period, as described in the applicable Mortgage Loan Source Document.

For the purpose of comparing the “First Payment Date” Compared Mortgage Loan Characteristic for the 18580 Mortgage Loan, CoreVest, on behalf of the depositor, instructed us to use “8/9/2016.”

For the purpose of comparing the “First Payment Date” Compared Mortgage Loan Characteristic for the 38098 Mortgage Loan, CoreVest, on behalf of the depositor, instructed us to use “5/9/2022.”

7.	For the purpose of comparing the “Monthly Debt Service ($)” Compared Mortgage Loan Characteristic for each Mortgage Loan except for:
a.
Any Mortgage Loan (i) with an “Amortization Type” of “Amortizing Balloon” or “Interest Only, Amortizing Balloon,” as shown on the Preliminary Mortgage Loan Data File, and (ii) which does not have a stated monthly debt service amount in the applicable Mortgage Loan Source Document (each, a “Recalculated Amortizing Mortgage Loan”) and

b.	Any Mortgage Loan with an “Amortization Type” of “Interest Only,” as shown on the Preliminary Mortgage Loan Data File (each, an “Interest Only Mortgage Loan”), which are described in the succeeding paragraph(s) of this Note, CoreVest, on behalf of the Depositor, instructed us to use the stated monthly debt service amount that is shown in the applicable Mortgage Loan Source Document.

Exhibit 5 to Attachment A Page 6 of 10

Notes: (continued)

7. (continued)

For the purpose of comparing the “Monthly Debt Service ($)” Compared Mortgage Loan Characteristic for any Recalculated Amortizing Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to recalculate the “Monthly Debt Service ($)” using the “PMT” function in Microsoft Excel and:
a.	The “Mortgage Loan Initial Funded Amount ($),” as shown on the Preliminary Mortgage Loan Data File,
b.	The “Interest Rate,” as shown on the Preliminary Mortgage Loan Data File (adjusted as described in the succeeding paragraph(s) of this Note, as applicable) and
c.	The principal amortization period, as shown in the applicable Mortgage Loan Source Document.

For the purpose of the “Monthly Debt Service ($)” recalculation described above for any Recalculated Amortizing Mortgage Loan which also has an “Interest Rate Accrual” of “Actual/360,” as shown on the Preliminary Mortgage Loan Data File, CoreVest, on behalf of the Depositor, instructed us to divide the “Interest Rate,” as shown on the Preliminary Mortgage Loan Data File, by twelve (12) and then multiply by a fraction equal to 365/360.

For the purpose of comparing the “Monthly Debt Service ($)” Compared Mortgage Loan Characteristic for any Interest Only Mortgage Loan which also has an “Interest Rate Accrual” of “Actual/360,” as shown on the Preliminary Mortgage Loan Data File, CoreVest, on behalf of the Depositor, instructed us to recalculate the “Monthly Debt Service ($)” as 1/12th of the product, rounded to two decimal places, of:
a.	The “Mortgage Loan Initial Funded Amount ($),” as shown on the Preliminary Mortgage Loan Data File,
b.	The “Interest Rate,” as shown on the Preliminary Mortgage Loan Data File, and
c.	365/360.

8.
For the purpose of comparing the “IO Term (months)” Compared Mortgage Loan Characteristic for any Mortgage Loan with an “Amortization Type” of “Amortizing Balloon,” as shown on the Preliminary Mortgage Loan Data File (each, an “Amortizing Balloon Mortgage Loan”), CoreVest, on behalf of the Depositor, instructed us to use “N/A.”

For the purpose of comparing the “IO Term (months)” Compared Mortgage Loan Characteristic for any Interest Only Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to use the “Original Term to Maturity (months)” (as defined herein), as shown on the Preliminary Mortgage Loan Data File.

Exhibit 5 to Attachment A Page 7 of 10

Notes: (continued)

8. (continued)

For the purpose of comparing the “IO Term (months)” Compared Mortgage Loan Characteristic for any Mortgage Loan with an “Amortization Type” of “Interest Only, Amortizing Balloon,” as shown on the Preliminary Mortgage Loan Data File, CoreVest, on behalf of the Depositor, instructed us to use the procedures described in Note 6 to determine the “First Payment Date” to use for the purpose of determining the “IO Term (months).”

9.
For the purpose of comparing the indicated characteristics, CoreVest, on behalf of the Depositor, instructed us to ignore any prepayment premiums, prepayments without penalty or other conditions related to partial release events, as described in the applicable Mortgage Loan Source Document.

10.	For certain Mortgage Loans, the applicable Mortgage Loan Source Document contains:
a.	A definition for “Par Prepayment Date,” which is shown as a certain “Payment Date” (e.g., the 114th Payment Date),
b.	A definition for “Payment Date,” which is defined as “with respect to each Interest Accrual Period, the ninth (9th) day of the calendar month immediately succeeding such Interest Accrual Period” and
c.
A definition for “Interest Accrual Period,” which is defined as “each period from and including the first day of a calendar month through and including the last day of such calendar month.  Notwithstanding the foregoing, the first Interest Accrual Period shall commence on and include the Closing Date.”

For the purpose of comparing the:
a.	Prepayment Provision,
b.	Original Yield Maintenance Period and
c.	Open Period
Compared Mortgage Loan Characteristics for each Mortgage Loan described in the preceding paragraph, CoreVest, on behalf of the Depositor, instructed us to assume that for the purpose of determining the “Par Prepayment Date,” the first “Payment Date” is the ninth (9th) day of the calendar month which follows the calendar month in which the “Origination Date” occurs (the “Stub Payment Date”), even though:
i.	There will not be a debt service payment made on the Stub Payment Date and
ii.
The “First Payment Date” of the Mortgage Loan, as shown on the Preliminary Mortgage Loan Data File, will be the ninth (9th) day of the second calendar month which follows the calendar month in which the “Origination Date” occurs.

Exhibit 5 to Attachment A Page 8 of 10

Notes: (continued)

11.
For the purpose of comparing the “Original Yield Maintenance Period” Compared Mortgage Loan Characteristic for any Mortgage Loan that can be fully prepaid with yield maintenance, as shown in the applicable Mortgage Loan Source Document (each, a “Yield Maintenance Mortgage Loan”), CoreVest, on behalf of the Depositor, instructed us to include the number of “Payment Dates” from and including the “First Payment Date” through and including the “Initial Maturity Date” of the Yield Maintenance Mortgage Loan on which the borrower is required to remit a yield maintenance payment in connection with a voluntary prepayment of the Yield Maintenance Mortgage Loan in the “Original Yield Maintenance Period” of the Yield Maintenance Mortgage Loan (in accordance with the additional instructions provided by CoreVest, on behalf of the Depositor, which are described in Note 10, as applicable), as shown in the applicable Mortgage Loan Source Document.

For the purpose of comparing the “Original Yield Maintenance Period” Compared Mortgage Loan Characteristic for any Mortgage Loan that is not a Yield Maintenance Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to use “N/A.”

For the purpose of comparing the “Open Period” Compared Mortgage Loan Characteristic for each Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to include the number of “Payment Dates” from and including the “First Payment Date” through and including the “Initial Maturity Date” of the Mortgage Loan on which the borrower can voluntarily prepay the Mortgage Loan without the payment of a yield maintenance payment or a prepayment premium in the “Open Period” of the Mortgage Loan (in accordance with the additional instructions provided by CoreVest, on behalf of the Depositor, which are described in Note 10, as applicable), as shown in the applicable Mortgage Loan Source Document.

12.
For the purpose of comparing the “Future Secondary Financing Allowed (Y/N)” Compared Mortgage Loan Characteristic for any Mortgage Loan that references a “Permitted Mezzanine Loan” in the applicable Mortgage Loan Source Document, CoreVest, on behalf of the Depositor, instructed us to: (i) assume that this “Permitted Mezzanine Loan” debt does not constitute additional debt that may be placed by the borrower on the collateral that secures the Mortgage Loan and (ii) use “N.”

Exhibit 5 to Attachment A Page 9 of 10

Notes: (continued)

13.
For the purpose of comparing the “Lockbox Type” Compared Mortgage Loan Characteristic for each Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to use the following definitions, as applicable:

a.
Springing – As of the origination date of the Mortgage Loan, the borrower and/or related property manager is required to deposit any rent it receives in a rent deposit account or restricted account, as applicable.  Upon the occurrence of an event of default or certain trigger events as described in the applicable Mortgage Loan Source Document, the lender requires or has the option to require the borrower to direct tenants to deposit funds directly to a lockbox account or restricted account, as applicable,

b.	Hard – As of the origination date of the Mortgage Loan, there is an established lockbox account controlled by the lender into which tenants are required to deposit rents directly and
c.	N/A – As of the origination date of the Mortgage Loan, either:
i.	The borrower or the related property manager is not required to deposit any rent it receives in the rent deposit account within a specified number of days of receipt,
ii.
The borrower or the related property manager is required to deposit any rent it receives in the rent deposit account within a specified number of days of receipt, however, there are no requirements for the borrower to direct tenants to deposit funds directly to a rent deposit account upon the occurrence of an event of default or certain trigger events as described in the applicable Mortgage Loan Source Document, or

iii.
The borrower of the related property manager is not required to deposit any rent it receives in the rent deposit account within a specified number of days of receipt. Upon the occurrence of an event of default or certain trigger events as described in the applicable Mortgage Loan Source Document, the lender has the option to require the borrower to direct tenants to deposit funds directly to an account designated by the lender or to such other third party as directed by the lender.

Exhibit 5 to Attachment A Page 10 of 10

14.
For the purpose of comparing the “Cash Management Type” Compared Mortgage Loan Characteristic for each Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to use the following definitions, as applicable:

a.
Springing – Prior to an event of default or certain trigger events that are described in the applicable Mortgage Loan Source Document, all cash on deposit in a rent deposit account is released periodically to the borrower.  Upon the occurrence an event of default or certain trigger events that are described in the applicable Mortgage Loan Source Document, all cash on deposit in the rent deposit account will be swept to a lender controlled cash management account and will be applied in accordance with the terms of the applicable Mortgage Loan Source Document,

b.
Hard – As of the origination date of the Mortgage Loan, all cash on deposit in the rent deposit account is swept to a lender controlled cash management account and is applied in accordance with the terms of the applicable Mortgage Loan Source Document and

c.	N/A – In accordance with the terms of the applicable Mortgage Loan Source Document, no cash management account is required to be established during the term of the related Mortgage Loan.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by CoreVest, on behalf of the Depositor, that are described in the notes above.

Exhibit 6 to Attachment A

Provided Mortgage Loan Characteristics

Characteristic

Loan ID
Include Y/N
Closed (Y/N)
Prefunding Y/N
Loan Seller
Loan Owner
Loan Purpose
Refinance Type
Loan
Next Due Date
Lien Position
Cut Off Date Value ($)
Guarantor Net Worth
Guarantor Liquidity
Recourse to Borrower (Full, Partial, Carve-out, None)
Equity Pledge (Y/N)
Occupancy as of Date
Property Manager Type
Rent Rolls Required as of 12/31 (Y/N)
Most Recent Occupancy
Most Recent Occupancy as of Date
NOI as of 12/31
NCF as of 12/31
Servicer
Servicing Fee Rate
Distributed Ledger Fee Rate
Trustee/Note Administrator Fee Rate
CREFC® License Fee Rate
Special Servicing Fee
Property Management Consultant Fee
Operating Statement Required as of 12/31 (Y/N)
Rank Loan Number

Note:	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Mortgage Loan Characteristics.